Business Combinations and Disposals - Disposals (Discontinued Operations) Narrative (Details) € in Millions, $ in Millions, $ in Millions							12 Months Ended
	Jul. 01, 2025 MXN ($)	Jan. 03, 2025 MXN ($)	Nov. 01, 2024 MXN ($)	May 31, 2023 EUR (€)	Feb. 16, 2023 EUR (€)	Feb. 15, 2023	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Other investments measured at FVTPL												$ 0			$ 6,440
Cash and cash equivalents							$ 5,997	[1]				$ 107,980	$ 7,766		139,834		$ 165,112	$ 83,439
Proceeds from disposal of investment in Heineken							$ 422	[1]	$ 7,598	$ 0	$ 133,222
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents															$ 977
BradyIFS
Disclosure of analysis of single amount of discontinued operations [line items]
Economic ownership percentage											63.00%
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation											$ 163
BradyIFS | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents																$ 1,500
IFS TopCo LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Economic ownership percentage							37.10%		37.10%	37.10%	37.00%
Imbera and Torrey | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation			$ 4,165
Proceeds from disposal of investment in Heineken			8,172							$ 8,172
Proceeds from sales of investments accounted for using equity method, cash acquired			7,637
Proceeds from sales of investments accounted for using equity method, credit note			$ 534
PTM | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of investment in Heineken		$ 2,747
Proceeds from sales of investments accounted for using equity method, credit note		$ 286
Solistica | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 1,574
Proceeds from disposal of investment in Heineken	$ 4,042								$ 7,075
Heineken Group
Disclosure of analysis of single amount of discontinued operations [line items]
Economic ownership percentage				1.00%
Non-current investments other than investments accounted for using equity method | €				€ 500
Heineken
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sales of interests in associates | €				€ 3,300	€ 3,200
Economic ownership percentage					8.13%	14.76%
Heineken | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation											$ 26,820
Proceeds from disposal of investment in Heineken											$ 133,222

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4